Prepaid Forward Gold Contract Liability (Details) - Schedule of related contract expense - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Related Contract Expense [Abstract]
Total ounces to be delivered	$ 31,027	$ 26,839	$ 26,839	$ 11,542
Contractual payment per ounce in lieu of delivery	500	500	500	500
Amount due to PDK	15,513,500	13,419,500	13,419,500	5,771,000
Prepaid forward gold contract liability balance at beginning of year			10,263,438	13,600,000
Forward gold contract balance associated with ounces to be delivered during period	883,334	576,444	3,226,445	2,434,438
Reduction in prepaid forward gold contract liability balance	(2,094,000)	(1,366,500)	(7,648,500)	(5,771,000)
Prepaid forward gold contract liability balance at end of year	$ 5,841,383	$ 10,263,438	$ 5,841,383	$ 10,263,438